Labor obligations	12 Months Ended
Dec. 31, 2021
Labor obligations
Labor obligations

17.          Labor obligations

a.         Defined contribution plans

Until July 2021, the Company had defined contribution retirement benefit plans for all qualifying employees. The assets of the plans were held separately from the Company's assets in funds under the control of fiduciaries.

The defined contribution plan was terminated during July 2021 and the accumulated funds in the trust were transferred to the personal investment fund plans of each of the qualifying employees.

In 2021, 2020, and 2019, the total contributions to these plans based on the specific rates in the plan amounted toPs.725, Ps.894, and Ps.967, respectively.

b.         Defined benefit plans

This liability for employees derives from seniority premiums benefits and termination benefits. Seniority premiums consist of a single payment equal to 12 days’ salary for each year of service based on the employee’s most recent salary, but without exceedingly twice the current minimum wage established by law and termination benefits consist of an equivalent of 20 days for each year worked and 90 days based of salary determined on actuarial calculations performed by external actuaries, using the projected unit credit.

The Mexican plans normally expose the Company to actuarial risks such as: investment risk, interest rate risk, longevity risk and salary risk.

Investment risk

The present value of the defined benefit plan obligations is calculated using a discount rate that is determined by long-term government bond yields. To select the discount rate, the yield rate of the bond is considered, which is similar to the duration of the obligations of the Company’s labor liabilities. The average days on which benefit payments are due and not the days that the bonus is due to expire are taken into account, which means that the discount rate depends on the expectation of the flow of payments of the benefits plan.

Interest risk	A decrease in the interest rate of the bonds may increase the liabilities of the plan, however, this is partially offset by an increase in the plan’s debt investment performance.

Longevity risk

The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the plan’s liability.

Salary risk

The present value of the defined benefit plan liability is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the plan’s liability.

There are no additional retirement benefit plans for qualifying employees.

The actuarial calculation of the defined benefit obligation was calculated as of December 31, 2021, 2020 and 2019 by actuaries certified by the National School of Actuaries (Colegio Nacional de Actuarios de México). The present value of the defined benefit obligation, and the related current service cost and past service cost, were measured using the projected unit credit method.

The principal assumptions used for the purposes of the actuarial valuations are as follows:

	Year ended December 31,
	2021	2020	2019
Discount rate (see note 5 a.)	7.9%	7.4%	8.0%
Expected rate of salary increase	5.8%	5.8%	5.8%
Average longevity at retirement age for current employees (years)	14	12	14
Inflation	4.0%	4.0%	5.0%

The amounts recognized in the consolidated statement of income and other comprehensive income in respect of these defined benefit plans are as follows:

	Year ended December 31,
	2021		2020		2019
Service cost:
Current service cost	Ps.	9,535	Ps.	8,276	Ps.	7,465
Net interest expense		8,936		8,490		7,156
Reductions and Terminations		—		(9,131)		—
Components of defined benefit costs recognized in profit or loss		18,471		7,635		14,621
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		2,094		2,653		(161)
Actuarial gains and losses arising from experience adjustments		(6,414)		10,386		12,995
Components of defined benefit costs recognized in other comprehensive income (loss)		(4,320)		13,039		12,834
Total	Ps.	14,151	Ps.	20,674	Ps.	27,455

The current service cost and the net interest expense are included in the employee benefits expense in the consolidated statement of income and in other comprehensive income. The remeasurement of the net defined benefit liability is included in other comprehensive income. The amount included in the consolidated statement of financial position arising from the Company’s obligation in respect of its defined benefit plans is as follows:

	December 31,
	2021		2020		2019
Present value of defined benefit obligations	Ps.	129,199	Ps.	115,691	Ps.	106,160

Movements in the present value of the defined benefit obligation in the current year are as follows:

	December 31,
	2021		2020		2019
Present value of defined benefit obligation as of January 1,	Ps.	115,691	Ps.	106,160	Ps.	79,905
Current service cost		9,535		8,276		7,465
Interest cost		8,936		8,490		7,156
Reductions and Terminations		—		(9,131)		—
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions		2,094		2,653		(161)
Actuarial gains and losses arising from experience adjustments		(6,414)		10,386		12,995
Benefits paid		(643)		(11,143)		(1,200)
Present value of defined benefit obligation	Ps.	129,199	Ps.	115,691	Ps.	106,160

Significant actuarial assumptions for the determination of the defined obligation are discount rate, expected salary increase and mortality. The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

◾	If the discount rate increases (decreases) by 1%, the defined benefit obligation would decrease by Ps.15,748 (increase by Ps.18,253).

◾	If the expected salary growth increases (decreases) by 1%, the defined benefit obligation would decrease by Ps.18,987 (increase by Ps.16,005).

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

Furthermore, in presenting the above sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognized in the consolidated statement of financial position.

There was no change in the methods and assumptions used in preparing the sensitivity analysis from prior years.

There was no change in the process followed by the Company to manage its risks from prior periods.

The average duration period of the benefit obligation as of December 31, 2021, is 12.90 years (2020: 11.78 years and 2019: 13.97 years).

Expected cash flows from termination benefits and seniority premium benefits for the next 10 years are as follows:

			Seniority premium
Year	Pensions plan		benefits		Total
2022	Ps.	—	Ps.	1,000	Ps.	1,000
2023		559		1,294		1,853
2024		9,794		1,614		11,408
2025		289		1,547		1,836
From 2026 and subsequently		153,931		44,019		197,950
Total	Ps.	164,573	Ps.	49,474	Ps.	214,047